Summary of Significant Accounting Policies (Policies)	3 Months Ended
Nov. 30, 2013
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

In the opinion of management, the accompanying balance sheets and related interim statements of income, cash flows, and stockholders' equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management's estimates and assumptions. Interim results are not necessarily indicative of results for a full year.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements for the three months ended November 30, 2013 and 2012 include the accounts of Oncologix Tech, Inc. and its wholly owned subsidiaries, Dotolo Research Corporation (“DRC”), Angels of Mercy, Inc. (“AOM”), Interpretel Inc., Telplex International and International Environment Corporation collectively the Company. Dotolo Research Corporation is a Florida Corporation. Angels of Mercy, Inc. is a Louisiana Corporation. Oncologix Corporation is a Nevada corporation. Interpretel Inc., Telplex International and International Environment Corporation are inactive corporations. The disposition of Oncologix Corporation is shown as discontinued operations. All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reportable amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

REVENUE RECOGNITION

Revenue is recognized by the Company in accordance with Accounting Standards Codification Topic (“ASC”) 605. Accordingly, revenue is recognized when all the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the seller’s price to the buyer is fixed and determinable; and collectability is reasonably assured. Currently, the primary revenue for the Company is derived from its sales in its Personal Care Services Segment.

AOM is reimbursed for each approved “Unit of Service” provided, as determined by the Health Care Financing Administration (HCFA), the Department of Social Services and based upon a detailed Case Management, Plan of Care for each beneficiary. A unit of service for PCA services will be one-half hour. At least fifteen (15) minutes of service must be provided to the individual in order for AOM to bill for a unit of service. A maximum of 1,825 hours (3,650 half-hour units) per beneficiary, per year can be billed under the Medicaid waiver program. Our only customer is the State of Louisiana who reimburses us for the services we provide. We currently experience a two percent claims rejection rate.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid instruments, with an initial maturity of three (3) months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company’s receivables in its medical device segment are subject to credit risk, and the Company typically does not require collateral on its accounts receivable. Receivables are generally due within 30 days. The Company maintains an allowance for uncollectable receivables that reduces the receivables to amounts that are expected to be collected. Due to the current lack of product manufacturing, we maintain an allowance account approximately 50% of accounts receivable since we are unable to properly manufacture and deliver products.

The lead time for payment of the Company’s receivables in its personal care segment ranges from 14 to 60 days. The majority of the Company’s receivables are collected within 14 days. We bill the State of Louisiana on a weekly basis and are reimbursed two weeks later via electronic funds transfer. We are able to resubmit any rejected claims an additional two times to the state for payment within the next twelve months. Currently we maintain an allowance for uncollectible receivables at a rejection rate of 2.45% of outstanding receivables. We analyze our claim rejection rate on a quarterly basis and make work to make improvements to reduce the number of rejected claims. Upon final rejection, these receivables are written off to bad debt expense.

INVENTORY	INVENTORY Inventories are stated at costs and are held on a first-in, first-out basis. Currently our inventory consists primarily of miscellaneous parts.
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. Depreciation is provided for on the straight-line method over the estimated useful lives of the related assets as follows:

Furniture and fixtures	5 to 10 years
Computer equipment	5 years
Equipment	5 to 10 years
Software	3 to 5 years

The cost of maintenance and repairs is charged to expense in the period incurred. Expenditures that increase the useful lives of assets are capitalized and depreciated over the remaining useful lives of the assets. When items are retired or disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

LONG-LIVED ASSETS

LONG-LIVED ASSETS

ASC 360 – Property, Plant and Equipment addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful life of property and equipment or whether the remaining balance of property and equipment, or other long-lived assets, should be evaluated for possible impairment. Instances that may lead to an impairment include: (i) a significant decrease in the market price of a long-lived asset group; (ii) a significant adverse change in the extent or manner in which a long-lived asset or asset group is being used or in its physical condition; (iii) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset or asset group, including an adverse action or assessment by a regulatory agency; (iv) an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset or asset group; (v) a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset or asset group; or (vi) a current expectation that, more likely than not, a long-lived asset or asset group will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.

An estimate of the related undiscounted cash flows, excluding interest, over the remaining life of the property and equipment and long-lived assets is used in assessing recoverability. Impairment loss is measured by the amount which the carrying amount of the asset(s) exceeds the fair value of the asset(s). The Company primarily employs two methodologies for determining the fair value of a long-lived asset: (i) the amount at which the asset could be bought or sold in a current transaction between willing parties or (ii) the present value of estimated expected future cash flows grouped at the lowest level for which there are identifiable independent cash flows.

GOODWILL AND OTHER INTANGIBLE ASSETS

GOODWILL AND OTHER INTANGIBLE ASSETS

The Company adopted Accounting Standards Update 2011-08 “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”) in the fourth quarter of fiscal 2013 due to its recent acquisition of Dotolo Research Corporation. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is more likely that not that the fair value of a reporting unit is less than its carrying amount.

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. Other intangible assets are deemed to have indefinite lives and are not amortized but are subject to annual impairment tests.

The Company evaluates the recoverability of its indefinite lived intangible assets, which consist of Dotolo Research Corporation and Goodwill in Angels of Mercy, Inc., based on estimates of future royalty payments that are avoided through its ownership of the intangibles and patents, discounted to their present value. In determining the estimated fair value of the intangibles and patents, management considers current and projected future levels of revenue based on its plans for Dotolo, business trends, prospects and market and economic conditions. See Note 4 – Acquisitions for further information on the acquisition of Dotolo.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST

ASC 810 - Consolidation addresses the accounting and reporting standards for ownership interest in subsidiaries held by parties other than the parent, the amount of consolidated net income attributable to the parent and to the non-controlling interest, changes in a parent’s ownership interest, and the valuation of retained non-controlling equity investments when a subsidiary is deconsolidated. During fiscal 2009, the Company issued a ten percent interest in its subsidiary, Oncologix Corporation, to IUTM as required in a technology agreement. The Company valued this interest at $212. Through August 31, 2013, the Company has allocated $3,701 losses to its non-controlling interest. With the disposition of Oncologix Corporation, the Company no longer will have to recognize a non-controlling interest in its subsidiary.

ADVERTISING COSTS

ADVERTISING COSTS

Advertising costs included with selling, general and administrative expenses in the accompanying consolidated statements of operations were minimal for fiscal 2014 and fiscal 2013. Such costs are expensed when incurred.

INCOME TAXES

INCOME TAXES

The Company adopted the provisions of FASB ASC 740 - Income Taxes provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Income taxes are determined using the asset and liability method. This method gives consideration to the future tax consequences associated with temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued expenses, and notes payable approximate fair value.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

The Company has a stock-based compensation plan, which is described more fully in Note 8. The Company accounts for stock-based compensation in accordance with ASC 718. Under the fair value recognition provisions of this statement, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the vesting period. The Company estimates the fair value of stock options granted using the Black-Scholes option valuation model. The fair value of all awards is amortized on a straight-line basis over the vesting periods. The expected term of awards granted represent the period of time they are expected to be outstanding. The Company determines the expected term based on historical experience with similar awards, giving consideration to the contractual terms and vesting schedules. The Company estimates the expected volatility of its common stock at the date of grant based on the historical volatility of its common stock. The risk-free interest rate is based on the U.S. treasury security rate estimated for the expected life of the options at the date of grant. If actual results differ significantly from estimates, stock-based compensation could be impacted.

CONVERTIBLE DEBT

CONVERTIBLE DEBT

Interest on convertible debt is calculated using the simple interest method. The company recognizes a beneficial conversion feature to the extent the conversion price is less than the closing stock price on the issuance of the convertible notes. The Company also follows ASC 470-50 and ASC 470-20 regarding changes in the terms of the convertible notes and the induced conversion of its convertible debt.

RECLASSIFICATIONS	RECLASSIFICATIONS Certain prior year amounts have been reclassified to conform to the current year presentation.
STOCK INCENTIVE PLANS

STOCK INCENTIVE PLANS

Share based payment compensation costs for equity-based awards are measured on the grant date based on the fair value of the award on that date and is recognized over the required service period. Fair value of stock option awards are estimated using the Black-Scholes model. Fair value of restricted stock awards is based upon the quoted market price of the common stock on the date of grant.

NET LOSS PER COMMON SHARE

NET LOSS PER COMMON SHARE

Basic earnings (loss) per share is calculated under the provisions of ASC 260 which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is calculated by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period plus the dilutive effect of common stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible notes payable and convertible preferred stock using the if-converted method. On Basic and diluted earnings per share for the three months ended November 30, 2013 and 2012 are as follows:

	For the three months ended
	November 30,	November 30,
	2013	2012

Net gain (loss) attributable to common shareholders
Continuing operations	$ (285,357)	$ (46,908)
Discontinued operations	95,528	(32)

	$ (189,829)	$ (46,940)

Weighted average shares outstanding	79,307,202	58,057,763

Loss per common shares, basis and diluted
Continuing operations	$ (0.00)	$ (0.00)
Discontinued operations	0.00	(0.00)

	$ (0.00)	$ (0.00)

Due to the net losses during the three months ended November 30, 2013 and 2012, basic and diluted loss per share was the same, as the effect of potentially dilutive securities would have been anti-dilutive. Shares attributable to convertible notes, stock options, preferred stock and warrants not included the diluted loss per share calculation. Below lists all dilutive securities as of November 30, 2013 and 2012:

	As of
	November 30,	November 30,
	2013	2012
	Underlying	Underlying
Description	Common Shares	Common Shares
Convertible preferred stock………………………………………………………….	58,628,531	64,531
Convertible notes payable…………………………………………………………………………..	6,728,418	1,383,459
Options………………………………………………………………………..	147,500	282,085
Warrants………………………………………………………………………..	11,500,000	-
Total potentially dilutive securities………………………………………………………..	77,004,449	1,730,075

SEGMENT INFORMATION

SEGMENT INFORMATION

ASC 280-10 defines operating segments as components of a company about which separate financial information is available that is evaluated regularly by the chief decision maker in deciding how to allocate resources and in assessing performance. The Company currently has two business segments; medical device manufacturing and personal care services.

RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS We have evaluated all Accounting Standards Updates through the date the financial statements were issued and do not believe any will have a material impact.
NEW ACCOUNTING STANDARD

NEW ACCOUNTING STANDARD

In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. Under the amendments in ASU 2012-02, an entity is not required to calculate the fair value of an indefinite-lived intangible asset unless it determines that it is more likely than not that the fair value of the asset is less than its carrying amount. An entity also will have the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. ASU 2012-02 is effective for interim and annual indefinite-lived intangible asset impairment tests performed for fiscal years beginning on or after September 15, 2012, with early adoption permitted. The Company’s adoption of ASU 2012-02 is not expected to have an impact on its consolidated financial statements.